John Hancock
Fundamental Large Cap Core Fund
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Shares	Value
Common stocks 99.9%		$5,280,657,521
(Cost $3,276,040,637)
Communication services 14.4%		760,732,658
Entertainment 3.6%
Liberty Media Corp.-Liberty Formula One, Series C (A)	2,205,486	149,465,786
The Walt Disney Company (A)	405,084	42,979,412
Interactive media and services 10.0%
Alphabet, Inc., Class A (A)	2,771,820	322,418,102
CarGurus, Inc. (A)	2,231,708	54,208,187
Meta Platforms, Inc., Class A (A)	952,210	151,496,611
Media 0.8%
Comcast Corp., Class A	1,070,484	40,164,560
Consumer discretionary 19.2%		1,014,494,723
Hotels, restaurants and leisure 0.1%
Airbnb, Inc., Class A (A)	49,134	5,452,891
Household durables 4.9%
Lennar Corp., A Shares	3,048,496	259,122,160
Internet and direct marketing retail 8.9%
Amazon.com, Inc. (A)	3,470,040	468,281,898
Leisure products 1.3%
Polaris, Inc.	602,761	70,691,810
Specialty retail 4.0%
CarMax, Inc. (A)	2,119,208	210,945,964
Consumer staples 4.2%		220,883,285
Beverages 4.2%
Anheuser-Busch InBev SA/NV, ADR	4,125,575	220,883,285
Energy 3.3%		175,319,427
Oil, gas and consumable fuels 3.3%
Cheniere Energy, Inc.	1,172,078	175,319,427
Financials 16.0%		846,801,456
Banks 3.6%
JPMorgan Chase & Co.	1,057,778	122,025,270
Wells Fargo & Company	1,587,611	69,648,495
Capital markets 11.8%
KKR & Company, Inc.	3,533,973	195,994,143
Morgan Stanley	2,931,932	247,161,868
State Street Corp.	783,111	55,632,205
The Goldman Sachs Group, Inc.	370,682	123,581,672
Consumer finance 0.6%
Synchrony Financial	978,429	32,757,803
Health care 4.9%		260,337,387
Biotechnology 2.8%
Alnylam Pharmaceuticals, Inc. (A)	419,403	59,572,002
Moderna, Inc. (A)	531,629	87,235,003
Health care providers and services 0.5%
UnitedHealth Group, Inc.	52,467	28,454,953
Life sciences tools and services 1.6%
Danaher Corp.	291,884	85,075,429
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials 6.7%		$352,827,269
Aerospace and defense 4.4%
Airbus SE	547,231	59,003,128
General Dynamics Corp.	270,737	61,367,956
Lockheed Martin Corp.	216,744	89,690,835
Raytheon Technologies Corp.	254,203	23,694,262
Building products 0.2%
Carrier Global Corp.	250,896	10,168,815
Machinery 0.2%
Otis Worldwide Corp.	125,457	9,806,974
Road and rail 1.9%
Union Pacific Corp.	435,967	99,095,299
Information technology 26.9%		1,422,855,412
IT services 1.9%
PayPal Holdings, Inc. (A)	511,489	44,259,143
Visa, Inc., Class A	261,701	55,509,399
Semiconductors and semiconductor equipment 6.3%
Analog Devices, Inc.	488,176	83,946,745
Broadcom, Inc.	72,291	38,710,385
KLA Corp.	247,386	94,882,426
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	684,072	60,526,691
Texas Instruments, Inc.	317,896	56,868,415
Software 10.8%
Adobe, Inc. (A)	193,891	79,518,577
DocuSign, Inc. (A)	704,279	45,059,770
Intuit, Inc.	207,536	94,671,697
salesforce.com, Inc. (A)	961,062	176,854,629
Workday, Inc., Class A (A)	1,123,397	174,238,875
Technology hardware, storage and peripherals 7.9%
Apple, Inc.	2,570,972	417,808,660
Materials 0.8%		40,622,946
Chemicals 0.8%
LyondellBasell Industries NV, Class A	455,823	40,622,946
Real estate 3.5%		185,782,958
Equity real estate investment trusts 3.5%
American Tower Corp.	342,234	92,687,234
Crown Castle International Corp.	515,309	93,095,724

	Par value^	Value
Short-term investments 0.3%		$13,183,000
(Cost $13,183,000)
Repurchase agreement 0.3%		13,183,000
Barclays Tri-Party Repurchase Agreement dated 7-29-22 at 2.200% to be repurchased at $13,185,417 on 8-1-22, collateralized by $14,712,900 U.S. Treasury Notes, 1.125% due 8-31-28 (valued at $13,449,138)	13,183,000	13,183,000

Total investments (Cost $3,289,223,637) 100.2%	$5,293,840,521
Other assets and liabilities, net (0.2%)	(9,487,477)
Total net assets 100.0%	$5,284,353,044

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
4	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$760,732,658	$760,732,658	—	—
Consumer discretionary	1,014,494,723	1,014,494,723	—	—
Consumer staples	220,883,285	220,883,285	—	—
Energy	175,319,427	175,319,427	—	—
Financials	846,801,456	846,801,456	—	—
Health care	260,337,387	260,337,387	—	—
Industrials	352,827,269	293,824,141	$59,003,128	—
Information technology	1,422,855,412	1,422,855,412	—	—
Materials	40,622,946	40,622,946	—	—
Real estate	185,782,958	185,782,958	—	—
Short-term investments	13,183,000	—	13,183,000	—
Total investments in securities	$5,293,840,521	$5,221,654,393	$72,186,128	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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